Statements of Cash Flows 12M - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,241,329)	$ (1,768,460)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,606	799
Amortization of debt discount	272,184	531,638
Change in value of derivative liability	1,112,538	(563,432)
Derivative expense	608,949	497,213
Loss on extinguishment of debt	70,477
Interest converted into stock	11,010
Warrants issued for services	45,466
Stock-based compensation	48,016	240,999
Changes in operating assets and liabilities:
Decrease in prepaid expenses	2,800	4,778
Increase (decrease) in bank overdraft	(2,948)	2,948
Increase in accounts payable	110,204	229,159
Increase in accrued expenses	407,633	329,259
Net Cash Used by Operating Activities	(553,394)	(495,099)
CASH FLOWS FROM INVESTING ACTIVITY:
Increase in notes receivable	(10,000)
Acquisition of assets		(3,741)
Net Cash Used by Investing Activities	(10,000)	(3,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans received (repaid) from/to related parties	(27,518)	70,846
Proceeds from sale of common stock and warrants		49,155
Proceeds from issuance of note payable	20,000
Proceeds from issuance of convertible notes payable	611,815	362,947
Net Cash Provided by Financing Activities	604,297	482,948
Net Increase (Decrease) in Cash and Cash Equivalents	40,903	(15,892)
Cash and cash equivalents, beginning of period		15,892
Cash and cash equivalents, end of period	40,903
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Accounts payable converted into note payable	900,000
Warrants issued for accrued expenses	36,000
Original issue discounts recorded on notes payable	30,000	12,900
Debt discounts recorded on convertible notes payable	543,858	498,544
Debt/interest converted into common stock and contributed capital	$ 389,100	$ 602,374